Stock Based Compensation (Additional Information) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, granted	$ 0.54	$ 1.15	$ 6.09	$ 21.40
Averages contractual term		10 years	10 years
Estimated annualized forfeiture rate for options granted to employees		15.00%	15.00%
Estimated annualized forfeiture rate for options granted to senior management		8.00%	8.00%
Unrecognized compensation cost		$ 713	$ 2,295
Operating expenses weighted average period		2 years 3 months 18 days	2 years 3 months 19 days
Shares subject to outstanding common stock options granted		105,000	146,000
Weighted average contractual term for options outstanding			7 years 7 days	7 years 7 months 17 days	7 years 4 months 6 days
Weighted average contractual term for options exercisable			5 years 6 months 7 days	6 years 2 months 12 days	6 years 6 months 4 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 0	$ 0	$ 0	$ 539	$ 610
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value			0	518	509
Aggregate Intrinsic Value Of Stock Options Exercisable			$ 56	$ 37	$ 13,429
Issuance of common stock in connection with employee stock purchase plan, shares			29,070
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average vesting term		4 years	4 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average vesting term		6 years	6 years
2007 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance	1,325,000	1,325,000	1,325,000
Shares subject to outstanding common stock options granted		505,000	561,000
Shares available for future grants	466,000	466,000	501,000
Vesting periods of options granted		4 years	4 years
Options expire from date of grant		10 years	10 years
Closing price of the Company's common stock	$ 0.58	$ 0.58
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity instrument granted			0	0
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance			20,930
Share Based Compensation Arrangement By Share Based Payment Award Percentage Earning Of Participants				15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent				85.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized			12,500
Percentage Increase In Number Of Shares Available For Future Issuance Under Stock Based Awards			1.00%
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Issued			50,000